Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities

Movements of the balance of warrant liabilities during the years ended December 31, 2025 and 2024 are as follows:

	Public	Sponsor
	Warrants	Warrants	Total
	US$	US$	US$
At January 1, 2024	1,388,313	451,495	1,839,808
Change in fair value	(337,162)	(109,649)	(446,811)
At December 31, 2024 and January 1, 2025	1,051,151	341,846	1,392,997
Change in fair value	(198,330)	(64,499)	(262,829)
At December 31, 2025	852,821	277,347	1,130,168